Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2022
Computer [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Laboratory and other equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Laboratory and other equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of estimated useful life or remaining lease term